Note 7 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2018	$15,429
Additions	18,568
Amortization	(7,290)
Transfer to vessel held for sale	(457)
Balance, December 31, 2018	$26,250
Additions	6,280
Amortization	(8,948)
Write-off and other movements (Note 6)	(1,599)
Balance, December 31, 2019	$21,983

During the years ended
December 31, 2017,
2018
and
2019,
seven
,
17
and
six
vessels, respectively, underwent and completed their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.